Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Lease Commitments - Minimum annual payments
2015	$40,884
2016	30,314
2017	30,237
2018	28,333
2019	16,456
Thereafter	186,903
Total minimum annual payments under all noncancelable operating leases	$333,127